Average Annual Total Returns - FidelityMegaCapStockFund-RetailPRO - FidelityMegaCapStockFund-RetailPRO - Fidelity Mega Cap Stock Fund	Aug. 29, 2023
Fidelity Mega Cap Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(8.98%)
Past 5 years	9.57%
Past 10 years	11.97%
Fidelity Mega Cap Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(9.90%)
Past 5 years	6.99%
Past 10 years	9.91%
Fidelity Mega Cap Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.66%)
Past 5 years	6.99%
Past 10 years	9.40%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
RS009
Average Annual Return:
Past 1 year	(19.77%)
Past 5 years	9.90%
Past 10 years	12.92%